Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Management and consulting revenue
Affiliate	$ (30,726)	$ 9,250	$ 1,750	$ 59,671	$ 115,468	$ 98,811
Other	25,000	0	466,667	20,833	20,833	504,167
Total revenue	(5,726)	9,250	468,417	80,504	136,301	602,978
Expenses:
General and administrative expense	280,446	163,177	769,732	657,249	946,189	816,198
Deferred acquisition costs					0	279,050
Asset impairment					250,000	50,000
Total expenses	280,446	163,177	769,732	657,249	1,196,189	1,145,248
Loss from operations before income taxes	(286,172)	(153,927)	(301,315)	(576,745)	(1,029,918)	(813,696)
Income taxes	0	0	0	0	0	0
Loss from operations	(286,172)	(153,927)	(301,315)	(576,745)	(1,059,888)	(542,270)
Other income (expense)
Realized gain from sales of investments	0	(1,658)	19,991	149,350	106,035	58,697
Other than temporary decline in available-for-sale securities	(147,973)	0	(147,973)	(40,386)	(40,386)	(342,259)
Equity in earnings (losses) of investments	(20,820)	21,597	(9,256)	42,850	58,337	23,000
Interest and other income	0	11,500	5,016	34,500	46,000	23,000
Interest expense	(41,190)	(27,421)	(63,876)	(104,396)	(140,016)	(33,914)
Miscellaneous income					0	50
Total other income (expense)	(209,983)	4,018	(196,098)	81,918	29,970	(271,426)
Net loss before non-controlling interest	(496,155)	(149,909)	(497,413)	(494,827)	(1,029,918)	(813,696)
Non-controlling interest	399	553	1,376	430	18,353	0
Net loss	(495,756)	(149,356)	(496,037)	(494,397)	(1,011,565)	(813,696)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities (none applies to non-controlling interest)	(172,031)	(62,901)	(224,240)	38,946	152,027	(84,000)
Net comprehensive Income (loss)	$ (667,787)	$ (212,257)	$ (720,277)	$ (455,451)	$ (859,538)	$ (897,696)
Net loss per share, basic and diluted (in dollars per share)	$ (0.20)	$ (0.07)	$ (0.21)	$ (0.25)	$ (0.51)	$ (0.42)
Weighted average shares outstanding (in shares)	2,477,759	2,009,272	2,332,222	1,969,822	1,990,462	1,928,200